Accumulated Other Comprehensive Loss Attributable to Crown Holdings	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Accumulated Other Comprehensive Loss Attributable to Crown Holdings
Accumulated Other Comprehensive Loss Attributable to Crown Holdings

The following table provides information about the changes in each component of accumulated other comprehensive income for the years ended December 31, 2017 and 2016.

	Defined benefit plans	Foreign currency translation	Gains and losses on cash flow hedges	Total
Balance at January 1, 2016	$(1,690)	$(1,446)	$(18)	$(3,154)
Other comprehensive income / (loss) before reclassifications	118	(433)	18	(297)
Amounts reclassified from accumulated other comprehensive income	48	—	3	51
Other comprehensive income / (loss)	166	(433)	21	(246)
Balance at December 31, 2016	(1,524)	(1,879)	3	(3,400)
Other comprehensive income / (loss) before reclassifications	(92)	198	41	147
Amounts reclassified from accumulated other comprehensive income	33	—	(21)	12
Other comprehensive income / (loss)	(59)	198	20	159
Balance at December 31, 2017	$(1,583)	$(1,681)	$23	$(3,241)

The following table provides information about the amounts reclassified from accumulated other comprehensive income in 2017 and 2016.

Details about Accumulated Other Comprehensive Income Components	Amount reclassified from Accumulated Other Comprehensive Income		Affected line item in the Statement of Operations
	2017	2016
(Gains) / losses on cash flow hedges
Commodities	$(31)	$8	Cost of products sold
	(31)	8	Total before tax
	8	(2)	Provision for income taxes
	(23)	6	Net of tax

Foreign exchange	8	10	Net sales
	(6)	(14)	Cost of products sold
	2	(4)	Total before tax
	—	1	Provision for income taxes
	2	(3)	Net of tax

Total (gains) / losses on cash flow hedges	$(21)	$3

Amortization of defined benefit plan items
Actuarial losses	$99	$119	(a)
Prior service credit	(54)	(52)	(a)
	45	67	Total before tax
	(12)	(19)	Provision for income taxes
Total amortization of defined benefit plan items	$33	$48	Net of tax

Total reclassifications	$12	$51	Net of tax

(a) These accumulated other comprehensive income components are included in the computation of net period pension and postretirement cost. See Note T for further details.